Mergers, Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Unaudited Pro Forma Financial Information

Unaudited pro forma financial data for the acquisitions, is as follow:

	Unaudited pro forma financial information for the year ended December 31, 2018
Total revenues	Ps.	473,420
Income before income taxes and share of the profit of equity accounted investees		34,266
Net income		33,521
Basic net controlling interest income per share Series “B”	Ps.	1.22
Basic net controlling interest income per share Series “D”		1.52

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisition of Coca-Cola FEMSA Philippines as if this acquisition has occurred on January 1, 2017; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.

Unaudited pro forma financial data for the acquisition included, is as follow:

	Unaudited pro forma financial information for the year ended December 31, 2017
Total revenues	Ps.	462,112
Income before income taxes and share of the profit of equity accounted investees		39,917
Net income		37,311
Basic net controlling interest income per share Series “B”	Ps.	2.12
Basic net controlling interest income per share Series “D”		2.65

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisition of Vonpar, Farmacias Acuña, Specialty´s, Big John, Farmacias Generix, Grupo Torrey and Open Market as if these acquisitions have occurred on January 1, 2016; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired companies. Unaudited pro forma financial data for all acquisitions and merger included, are as follow.

	Unaudited pro forma financial information for the year ended December 31, 2016
Total revenues	Ps.	410,831
Income before income taxes and share of the profit of equity accounted investees		29,950
Net income		28,110
Basic net controlling interest income per share Series “B”	Ps.	1.08
Basic net controlling interest income per share Series “D”		1.35

Summary of Income Statement of Discontinued Operations

For the years ended December 31, 2018 and 2017, the income statement of discontinued operations was as follows:

	2018		2017
Total revenues	Ps.	24,167	Ps.	20,524
Cost of goods sold		17,360		12,346

Gross profit		6,807		8,178
Operating expenses		5,750		6,865
Other expenses, net		7		134
Financial income, net		(185)		(64)
Foreign exchange gain, net		(73)		(22)

Income before income taxes		1,308		1,265
Income taxes		466		370

Net income for discontinued operations before currency translation effect for the subsidiary disposal and the gain from the sale	Ps.	842		Ps.895
Less: non-controlling interest in discontinued operations		391		469

Controlling interest in discontinued operations	Ps.	451		Ps.426

Accumulated currency translation effect for the subsidiary disposal		(811)		2,830

Gain from sale		3,335		—

Net income for subsidiary disposal – controlling interest		2,975		3,256

Net income for discontinued operations	Ps.	3,366	Ps.	3,725

CCFPI [member]
Statement [LineItems]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

Coca-Cola FEMSA’s fair value of CCFPI net assets acquired to the date of acquisition (February 2017) is as follows:

	2017 Final Purchase Price Allocation
Total current assets	Ps.	9,645
Total non-current assets		18,909
Distribution rights		4,144

Total assets		32,698

Total liabilities		(10,101)

Net assets acquired		22,597
Net assets acquired attributable to the parent company (51%)		11,524
Non-controlling interest		(11,073)
Fair value of the equity interest at the acquisition date		22,110
Carrying value of CCFPI investment derecognized		11,690
Loss as a result of remeasuring to fair value the equity interest		(166)
Gain on derecognition of other comprehensive income		2,996

Total profit from remeasurement of previously equity interest	Ps.	2,830

Summary of Selected Income Statement for Period from Acquisition Date

Coca-Cola FEMSA’s selected income statement information of Philippines for the period form the acquisition date through December 31, 2017 is as follows:

Income Statement	2017
Total revenues	Ps.	20,524
Income before income taxes		1,265
Net income	Ps.	896

Vonpar [member]
Statement [LineItems]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

Coca-Cola FEMSA’s allocation of the purchase price to fair values of Vonpar’s net assets acquired and the reconciliation of cash flows is as follows:

	2017 Final Purchase Price Allocation
Total current assets (including cash acquired of Ps. 1,287)	Ps.	4,390
Total non-current assets		11,344
Distribution rights		14,793

Total assets		30,527

Total liabilities		11,708

Net assets acquired		18,819
Goodwill		2,173 (1)

Total consideration transferred	Ps.	20,992

Amount to be paid through Promissory Notes		(6,992)
Cash acquired of Vonpar		(1,287)
Amount recognized as embedded financial instrument		485

Net cash paid	Ps. 13,198

(1)

As a result of the purchase price allocation which was finalized in 2017, additional fair value adjustments from those recognized in 2016 have been recognized as follows: total non-current assets amounted to Ps. 490, distribution rights of Ps. 5,192 and goodwill of Ps. (5,681).

Summary of Selected Income Statement Information Related to Business Acquisition

Selected income statement information of Vonpar for the period from the acquisition date through to December 31, 2016 is as follows:

Income Statement	2016
Total revenues	Ps.	1,628
Income before income taxes		380
Net income	Ps.	252

Other acquisitions [member]
Statement [LineItems]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

The fair value of other acquisitions’ net assets acquired in the aggregate is as follows:

	Final Purchase Price Allocation
Total current assets (including cash acquired of Ps. 211)	Ps.	1,125
Total non-current assets		3,316

Total assets		4,441

Total liabilities		(2,062)

Net assets acquired		2,379
Goodwill		3,204	(2)
Non-controlling interest (1)		35
Equity interest held previously		369

Total consideration transferred	Ps.	5,618

(1)

In the case of the acquisition of Specialty’s the non-controlling interest was measured at fair value at the acquisition date, and for Open Market the non-controlling interest was recognized at the proportionate share of the net assets acquired.

(2)

As a result of the purchase price allocation which was finalized in 2017, additional fair value adjustments from those recognized in 2016 have been recognized as follow in property, plant and equipment of Ps. 32, trademark rights of Ps. 836, other intangible assets of Ps. 983, and other liabilities ofPs. 593.

Summary of Selected Income Statement Information Related to Business Acquisition

Selected income statement information of other acquisitions in the aggregate amount for the period from the acquisition date through December 31, 2016 is as follows:

Income Statement	2016
Total revenues	Ps.	2,400
Income before income taxes		(66)
Net income	Ps.	(80)

Other acquisitions [member] | Coca-Cola FEMSA [member]
Statement [LineItems]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

The preliminary allocation on the purchase prices to the fair value of the net assets acquired is as follows:

	2018
Total current assets (including cash acquired of Ps. 860)	Ps.	1,846
Total non-current assets		3,795
Distribution rights		4,602

Total assets		10,243

Total liabilities		(3,691)

Net assets acquired		6,552
Total consideration transferred		6,552
Cash acquired		(860)

Net cash paid	Ps.	5,692

Summary of Selected Income Statement for Period from Acquisition Date

The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2018 is as follows:

Income Statement	2018
Total revenues	Ps.	4,628
Income before income taxes		496
Net income	Ps.	413